GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Beginning balance	$ 46,818	$ 46,818	$ 44,299
Additions	18,042	0	2,519
Ending balance	64,739	46,818	46,818
Options
Goodwill [Roll Forward]
Beginning balance	0	0	0
Additions	0	0	0
Ending balance	0	0	0
Futures
Goodwill [Roll Forward]
Beginning balance	46,256	46,256	43,737
Additions	0	0	2,519
Ending balance	46,256	46,256	46,256
Equities
Goodwill [Roll Forward]
Beginning balance	0	0	0
Additions	0	0	0
Ending balance	0	0	0
International
Goodwill [Roll Forward]
Beginning balance	562	562	562
Additions	18,042	0	0
Ending balance	$ 18,483	$ 562	$ 562